Cost of Revenue (Excluding Impairment Loss) (Details) - Schedule of Cost of Revenue (Excluding Impairment Loss) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Cost of Revenue (Excluding Impairment Loss) [Abstract]
Lease expenses		¥ 21,640		¥ 42,629
Employee compensation and benefits		11,208		20,964
Depreciation and amortization		5,440		10,638
Advertising costs		39,110		142,479
Construction and design costs		25,751		34,439
Other operating costs	[1]	17,798		20,726
Total		¥ 120,947	$ 16,643	¥ 271,875

[1]	Including utilities, maintenance, daily cleaning and others.